Interest Rate Swaps (Tables)	12 Months Ended
Jun. 30, 2023
Interest Rate Cash Flow Hedges [Abstract]
Schedule of Interest Rate Swaps

Interest rate swaps consisted of the following:

(in thousands)	Fixed Notional Amount		Fixed Interest		Fair Value Asset (Liability)
Date of Agreement	June 30, 2023	June 30, 2022	Rate	Termination Date	2023	2022
March 2020	$28,800	$28,800	0.78%	July 2026	$2,911	$2,282
March 2020	$46,800	$46,800	0.71%	March 2025	3,249	2,748
July 2019	$50,000	$50,000	2.34%	July 2026	2,826	971
April 2021	$-	$75,000	2.32%	March 2023	-	2,046
May 2019	$-	$50,000	2.25%	March 2023	-	1,110
					$8,986	$9,157